------------------------------------------------------
 INFORMATION SUMMARY

1.  WHAT IS THE FUND'S OBJECTIVE?
The Fund is a money market fund which seeks to provide high current income and stability of principal.

2.  IN WHAT DOES THE FUND INVEST?
The Fund invests in a diversified portfolio of short-term U.S. dollar-denominated money market instruments, including bank certificates of deposit and bankers' acceptances, commercial paper and repurchase agreements, obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities, and in bank obligations and commercial paper of foreign issuers, with remaining maturities of thirteen months or less from the date of purchase.

3.  WHAT ARE THE RISKS?
The Fund is not insured by the FDIC, and while it attempts to maintain a $1 per share price, there are no guarantees that it will be able to do so. The Prime Fund may purchase certificates of deposit and bankers' acceptances issued or supported by the credit of foreign branches of domestic banks and domestic branches of foreign banks, as well as commercial paper issued by foreign issuers, which present greater risk than funds investing only in U.S. debt obligations. Such risks include future political and economic developments.

4.  IS THE FUND APPROPRIATE FOR ME?
This Fund is appropriate for investors seeking relative safety and accessibility of their investment. A money market fund, over time, has offered investors the least amount of principal risk, as well as the least amount of return potential.

5.  WHAT ARE THE FEES OR EXPENSES?
NO LOAD or sales commission is charged to invest in the Fund or reinvest dividends. No fees will be charged for reinvested dividends, exchanges between other Pacific Horizon funds or redemptions from the Fund. Additionally there are no 12b-1 fees. The operating expenses, as a percentage of average net assets, charged directly by the Fund are described in the fee table below:

------------------------------------------------------
  SHAREHOLDER TRANSACTION EXPENSE
   Maximum Sales Load on Purchases                  None
   Sales Load on Reinvested Dividends               None
   Deferred Sales Load*                             None
   Redemption and Exchange Fees                     None
  ESTIMATED ANNUAL OPERATING EXPENSES
   (as a percentage of Average Net Assets)
  Management Fees                                  0.20%
  All other Expenses
   Special Management Fees               0.32%
   Other Expenses                        0.05%
  Total Other Expenses                             0.37%
                                                  ------
  Total Fund Operating Expenses                    0.57%
                                                  ======
------------------------------------------------------

The investment adviser and administrator may voluntarily waive a portion of their respective fees from time to time.

* No contingent deferred sales charge ("CDSC") is charged, except that shares of the Fund acquired through exchange of Class B shares of Time Horizon Funds will be subject to a CDSC of up to 5%.

EXAMPLE**
You would pay the following expenses on a $1,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period:

1 YR     3 YR     5 YR     10 YR
-----    ----     ----     -----
 $6      $ 18     $ 32      $71

Note: The preceding example should not be considered a representation of past or future investment returns and operating expenses. Actual investment returns and operating expenses may be more or less than those shown.

** The Example does not include deduction at redemption of a CDSC for shares of the Fund acquired through exchange of Class B shares of Time Horizon Funds.

6. THE FOLLOWING IS A BAR GRAPH THAT SHOWS THE PERFORMANCE OF THE FUND OVER THE PAST TEN (10) CALENDAR YEARS:

1986   1987   1988   1989   1990   1991   1992   1993   1994   1995
----   ----   ----   ----   ----   ----   ----   ----   ----   ----
 6.5%   6.5%   7.3%   9.0%   8.0%   6.2%   3.7%   2.9%   3.9%   5.6%

Past performance is no guarantee of future results.

SEC 7-day yield as of 12/31/95:                                            5.23%

                              --------------------------------------------------

    You may obtain the current 7-day yield by calling (800) 346-2087.

    7.  WHO IS THE INVESTMENT ADVISER?
    Bank of America NT&SA, the investment adviser, and its affiliates have over $50 billion in assets under management, including over $10 billion in mutual funds.

    8.  HOW CAN I PURCHASE SHARES?
    Complete the application in the Prospectus enclosed and attach a check for as little as $500, or $50 per month with automatic investment.

    9.  HOW CAN I REDEEM SHARES?
    Redemptions can be made by sending a written request to the Prime Fund, c/o Pacific Horizon Funds, Inc., P.O. Box 80221, Los Angeles, California 90080-9909, by writing a check on the account, or by requesting a wire. The minimum for a wire redemption is $1,000.

    10.  HOW OFTEN ARE DISTRIBUTIONS MADE?
    Dividends are accrued daily and paid monthly. You can have your distributions sent to you directly, or you can have the dividends reinvested in the Fund to increase your holdings.

    11.  WHAT OTHER SERVICES ARE AVAILABLE?
    Pacific Horizon Funds, Inc. provides a whole host of services to better serve shareholders including fund performance reporting, automated investment and withdrawal plans, and retirement plans. Please call for information on the entire family of Pacific Horizon Funds by dialing 1-800-332-3863.

    THIS FUND PROFILE CONTAINS KEY INFORMATION ABOUT THE FUND. MORE DETAILS APPEAR IN THE FUND'S ACCOMPANYING PROSPECTUS.

    COPPRMMPROF
                                       PRIME FUND

                                      FUND PROFILE
                                     JANUARY 1, 1996

                                    NOT FDIC INSURED

                                 BANK OF AMERICA, NT&SA
                                   INVESTMENT ADVISER
                             CONCORD FINANCIAL GROUP, INC.,
                                DISTRIBUTOR, MEMBER NASD

                       PACIFIC   HORIZON   MUTUAL   FUNDS

------------------------------------------------------
 INFORMATION SUMMARY

1.  WHAT IS THE FUND'S OBJECTIVE?

The Fund seeks total investment return comprised of capital appreciation and current income consistent with prudent investment risk.

2.  IN WHAT DOES THE FUND INVEST?

The Fund invests in a diversified portfolio of convertible bonds and preferred stock ("Convertible Stock"). This Fund maintains at least a 65% position in convertible securities. To further maximize performance the Fund also invests in common stocks and cash equivalents. Securities are selected primarily for capital appreciation with yield as a secondary objective.

3.  WHAT ARE THE RISKS?

While any investment carries some risk, the risk of loss through default is greater with lower-rated convertible securities than with investment grade securities because these lower rated securities are often unsecured and subordinate to an issuers other obligations. Consequently, the market price of these securities and the net asset value of the Fund's shares may be quite volatile.

4.  IS THE FUND APPROPRIATE FOR ME?

This Fund is appropriate for investors who seek to capture higher growth than offered by bonds alone, have the capacity to absorb minor fluctuations in their investment, and want a balance of growth and income with moderate returns. This Fund will provide investors with returns comprised of current income and capital appreciation with prudent investment risk.

5.  WHAT ARE THE FEES OR EXPENSES?

A Front-End Sales Load of 4.5% is a shareholder transaction expense charged on the initial investment into the Fund. No fees will be charged for reinvested dividends, exchanges between other Pacific Horizon funds or redemptions from the Fund. Additionally there are no 12b-1 fees. The operating expenses, as a percentage of average net assets, charged directly by the Fund are described in the fee table below:

------------------------------------------------------
  SHAREHOLDER TRANSACTION EXPENSE
   Maximum Sales Load on Purchases                 4.50%
   Sales Load on Reinvested Dividends               None
   Deferred Sales Load                              None
   Redemption Fees & Exchange                       None
  ESTIMATED ANNUAL OPERATING EXPENSES
   (as a % of Average Net Assets)
  Management Fees                                  0.65%
  All other Expenses
   Shareholder Servicing Payments        0.25%
   Other Expenses                        0.39%
  Total Other Expenses                             0.64%
                                                  ------
  Total Fund Operating Expenses                    1.29%
                                                  ======
------------------------------------------------------

The above expenses represent full fees charged to the Fund without waivers. The investment adviser and administrator may voluntarily waive a portion of their respective fees from time to time.

EXAMPLE

You would pay the following expenses on a $1,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period:

1 YR     3 YR     5 YR      10 YR
-----    ----     -----     -----
 $58     $ 84     $ 113     $ 194

Note: The preceding example should not be considered a representation of past or future investment returns and operating expenses. Actual investment returns and operating expenses may be more or less than those shown.

6. THE FOLLOWING IS A BAR GRAPH THAT SHOWS THE PERFORMANCE OF THE FUND FOR THE PAST SEVEN CALENDAR YEARS:

1989     1990     1991      1992     1993      1994      1995
----     ----     ----      ----     ----      ----      ----

27.9%    -4.3%    38.2%     21.4%    22.7%     -5.9%     24.1%


Past performance is no guarantee of future results. The total return figures presented above do not reflect the maximum 4.5% sales load.

                              --------------------------------------------------


    SEC 30-day yield as of 12/31/95:       3.56%
    ------------------------------------
     THE AVERAGE ANNUAL COMPOUND TOTAL RETURN:
    One Year (as of 12/31/95)             24.11%
    Five Year (as of 12/31/95)            19.19%
    Since Inception (9/25/87 to
      12/31/95)                           14.10%

    7.  WHO IS THE INVESTMENT ADVISER?

    Bank of America NT&SA, the investment adviser, and its affiliates have over $50 billion in assets under management, including over $10 billion in mutual funds.

    8.  HOW CAN I PURCHASE SHARES?

    Complete the application in the Prospectus enclosed and attach a check for as little as $500 ($200 for BankAmericard holders with an appropriate award certificate from BankAmeriChoice Program), or $50 per month with automatic investment.

    9.  HOW CAN I REDEEM SHARES?

    Redemptions can be made by sending a written request to the Capital Income Fund, c/o Pacific Horizon Funds, Inc., P.O. Box 80221, Los Angeles, California 90080-9909, or by requesting a wire. The minimum for a wire redemption is $1,000.

    10. HOW OFTEN ARE DISTRIBUTIONS MADE?

    Dividends are declared and paid quarterly. You can have your distributions sent to you directly, or you can have the dividends reinvested in the Fund to increase your holdings.

    11. WHAT OTHER SERVICES ARE AVAILABLE?

    Pacific Horizon Funds, Inc. provides a whole host of services to better serve shareholders including fund performance reporting, automated investment and withdrawal plans, and retirement plans. Please call for information on the entire family of Pacific Horizon Funds by dialing 1-800-332-3863.

    THIS FUND PROFILE CONTAINS KEY INFORMATION ABOUT THE FUND. MORE DETAILS APPEAR IN THE FUND'S ACCOMPANYING PROSPECTUS.
    COPCAPNPROF
                                   CAPITAL INCOME FUND

                                      FUND PROFILE
                                     JANUARY 1, 1996

                                    NOT FDIC INSURED

                                 BANK OF AMERICA, NT&SA
                                   INVESTMENT ADVISER
                             CONCORD FINANCIAL GROUP, INC.,
                                DISTRIBUTOR, MEMBER NASD

                       PACIFIC   HORIZON   MUTUAL   FUNDS

------------------------------------------------------
 INFORMATION SUMMARY

1.  WHAT IS THE FUND'S OBJECTIVE?

The Fund seeks to provide as high a level of current interest income free from Federal and California state personal income tax as is consistent with prudent investment management and preservation of capital.

2.  IN WHAT DOES THE FUND INVEST?

The Fund invests in a diversified portfolio of mainly investment grade tax-exempt obligations and notes issued by California and other states or territories of the U.S. By maintaining high credit quality standards, the Fund seeks to minimize risk while maximizing yields.

3.  WHAT ARE THE RISKS?

The Fund's concentration in obligations of California governmental issuers presents greater risks than investing in a less geographically concentrated investment portfolio. Economic factors such as reduction in defense spending, a decline in tourism and high levels of unemployment have had an adverse effect on the California economy. These factors affect the ability of governmental entities to repay debt.

4.  IS THE FUND APPROPRIATE FOR ME?

This Fund is appropriate for investors who seek moderate returns, have the capacity to absorb minor fluctuations in their investment, and who seek after-tax income that may be higher than many taxable bond funds.

5.  WHAT ARE THE FEES OR EXPENSES?

A Front-End Sales Load of 4.5% is a shareholder transaction expense charged on the initial investment into the Fund. No fees will be charged for reinvested dividends, exchanges between other Pacific Horizon funds or redemptions from the Fund. Additionally there are no 12b-1 fees. The operating expenses, as a percentage of average net assets, charged directly by the Fund are described in the fee table below.

------------------------------------------------------
  SHAREHOLDER TRANSACTION EXPENSE
   Maximum Sales Load on Purchases                 4.50%
   Sales Load on Reinvested Dividends               None
   Deferred Sales Load                              None
   Redemption and Exchange Fees                     None
  ESTIMATED ANNUAL OPERATING EXPENSES
   (as a percentage of Average Net Assets)
  Management Fees                                  0.50%
  All other Expenses
   Shareholder Servicing Payments        0.25%
   Other Expenses                        0.20%
  Total Other Expenses                             0.45%
                                                  ------
  Total Fund Operating Expenses                    0.95%
                                                  ======
------------------------------------------------------

Management fees include fee waivers. Without fee waivers management fees would be 0.70%. Total Operating expenses without waivers would equal 1.15%.

EXAMPLE

You would pay the following expenses on a $1,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period:

1 YR     3 YR     5 YR     10 YR
-----    ----     ----     -----
 $54     $ 74     $ 95     $ 156

Note: The preceding example should not be considered a representation of past or future investment returns and operating expenses. Actual investment returns and operating expenses may be more or less than those shown.

6. THE FOLLOWING IS A BAR GRAPH THAT SHOWS THE PERFORMANCE OF THE FUND OVER THE PAST TEN (10) CALENDAR YEARS:

1986    1987    1988    1989    1990    1991    1992    1993    1994    1995
----    ----    ----    ----    ----    ----    ----    ----    ----    ----
18.5%   -1.4%    8.7%    9.3%    6.2%   11.1%    8.6%   12.5%   -6.1%   16.5%

Past performance is no guarantee of future results. The total return figures presented above do not reflect the maximum 4.5% sales load.

                              --------------------------------------------------


    SEC 30-day yield as of 12/31/95:       4.52%
    ------------------------------------
     THE AVERAGE ANNUAL COMPOUND TOTAL RETURN:
    One Year (as of 12/31/95)             16.48%
    Five Year (as of 12/31/95)             8.21%
    Ten Year (as of 12/31/95)              8.14%

    7.  WHO IS THE INVESTMENT ADVISER?

    Bank of America NT&SA, the investment adviser, and its affiliates have over $50 billion in assets under management, including over $10 billion in mutual funds.

    8.  HOW CAN I PURCHASE SHARES?

    Complete the application in the Prospectus enclosed and attach a check for as little as $500 ($200 for BankAmericard holders with an appropriate award certificate from BankAmeriChoice Program), or $50 per month with automatic investment.

    9.  HOW CAN I REDEEM SHARES?

    Redemptions can be made by sending a written request to the California Tax-Exempt Bond Fund, c/o Pacific Horizon Funds, Inc., P.O. Box 80221, Los Angeles, California 90080-9909, by writing a check on the account, or by requesting a wire. The minimum for a wire redemption is $1,000.

    10. HOW OFTEN ARE DISTRIBUTIONS MADE?

    Dividends are declared daily and paid monthly. You can have your distributions sent to you directly, or you can have the dividends reinvested in the Fund to increase your holdings.

    11. WHAT OTHER SERVICES ARE AVAILABLE?

    Pacific Horizon Funds, Inc. provides a whole host of services to better serve shareholders including fund performance reporting, automated investment and withdrawal plans. Please call for information on the entire family of Pacific Horizon Funds by dialing 1-800-332-3863.

    THIS FUND PROFILE CONTAINS KEY INFORMATION ABOUT THE FUND. MORE DETAILS APPEAR IN THE FUND'S ACCOMPANYING PROSPECTUS.

    COPCATEPROF
                                  CALIFORNIA TAX-EXEMPT
                                        BOND FUND

                                      FUND PROFILE
                                     JANUARY 1, 1996

                                    NOT FDIC INSURED

                                 BANK OF AMERICA, NT&SA
                                   INVESTMENT ADVISER
                             CONCORD FINANCIAL GROUP, INC.,
                                DISTRIBUTOR, MEMBER NASD

                       PACIFIC   HORIZON   MUTUAL   FUNDS